NAZ
Nuveen Arizona Quality Municipal Income Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 153.4% (100.0% of Total Investments)
	MUNICIPAL BONDS – 153.4% (100.0% of Total Investments)
	Education and Civic Organizations – 34.9% (22.8% of Total Investments)
$2,175	Arizona Board of Regents, Arizona State University System Revenue Bonds, Green Series 2016B, 5.000%, 7/01/47	7/26 at 100.00	AA	$2,590,621
1,500	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Green Series 2015A, 5.000%, 7/01/41	7/25 at 100.00	AA	1,749,630
1,500	Arizona Board of Regents, Arizona State University System Revenue Bonds, Series 2015D, 5.000%, 7/01/41	7/25 at 100.00	AA	1,749,630
1,255	Arizona Board of Regents, Arizona State University System Revenue Bonds, Series 2020B, 4.000%, 7/01/47	7/30 at 100.00	AA	1,482,971
2,515	Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Series 2014, 5.000%, 8/01/44	8/24 at 100.00	Aa3	2,827,665
2,240	Arizona Board of Regents, Univeristy of Arizona, System Revenue Bonds, Tender Option Bond Trust 2015-XF0053, 17.548%, 6/01/42, 144A (IF)	6/22 at 100.00	Aa2	2,857,098
515	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A, 5.125%, 7/01/37, 144A	7/26 at 100.00	BB	573,355
525	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017C, 5.000%, 7/01/47	7/27 at 100.00	AA-	610,207
250	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D, 5.000%, 7/01/47, 144A	7/27 at 100.00	BB	276,350
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017F:
1,700	5.000%, 7/01/37	7/27 at 100.00	AA-	2,016,251
1,645	5.000%, 7/01/47	7/27 at 100.00	AA-	1,911,983
380	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017G, 5.000%, 7/01/47, 144A	7/27 at 100.00	BB	420,052
240	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A, 6.250%, 11/01/50, 144A	11/27 at 100.00	N/R	256,044
375	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2017B, 5.000%, 3/01/48, 144A	9/27 at 100.00	BB+	407,584
310	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017B, 4.250%, 7/01/27, 144A	No Opt. Call	BB	329,139
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018A:
615	5.000%, 7/01/38	1/28 at 100.00	AA-	736,339
1,000	5.000%, 7/01/48	1/28 at 100.00	AA-	1,174,630
455	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St Rose Campus Projects, Series 2018A, 5.750%, 7/15/38, 144A	7/26 at 100.00	BB+	521,021

NAZ	Nuveen Arizona Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project, Series 2020A-2, 6.000%, 9/15/38, 144A	9/23 at 105.00	BB+	$1,130,540
180	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Social Bonds Pensar Academy Project, Series 2020, 4.000%, 7/01/30, 144A	7/28 at 100.00	BB-	182,704
	Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds, University of Indianapolis - Health Pavilion Project, Series 2019A:
1,645	4.000%, 10/01/39	10/29 at 100.00	BBB+	1,744,983
1,000	4.000%, 10/01/49	10/29 at 100.00	BBB+	1,042,050
1,500	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A, 6.375%, 6/01/39, 144A	6/28 at 100.00	N/R	1,678,305
2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/31	5/22 at 100.00	A+	2,103,840
	Industrial Development Authority, Pima County, Arizona, Education Revenue Bonds, Center for Academic Success Project, Refunding Series 2019:
360	4.000%, 7/01/31	7/29 at 100.00	BBB	410,234
340	4.000%, 7/01/33	7/29 at 100.00	BBB	382,435
355	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies Projects, Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	AA-	427,111
490	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies Projects, Series 2017C, 5.000%, 7/01/48	7/27 at 100.00	AA-	578,161
1,495	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Highland Prep Project, Series 2019, 5.000%, 1/01/43	1/30 at 100.00	AA-	1,850,586
665	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	AA-	800,700
870	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%, 7/01/47, 144A	7/26 at 100.00	BB+	940,174
	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Reid Traditional School Projects, Series 2016:
520	5.000%, 7/01/36	7/26 at 100.00	Baa3	585,848
300	5.000%, 7/01/47	7/26 at 100.00	Baa3	331,662
2,500	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Creighton University Projects, Series 2020, 5.000%, 7/01/47	1/30 at 100.00	A2	2,992,425
2,095	McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State University Hassayampa Academic Village Project, Refunding Series 2016, 5.000%, 7/01/37	7/26 at 100.00	AA-	2,499,524
1,155	Northern Arizona University, System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/40	6/24 at 100.00	A+	1,287,802
70	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BB	75,327
900	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 5.625%, 9/01/42	9/22 at 100.00	BB	928,989
1,400	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Eagle College Prep Project, Series 2013A, 5.000%, 7/01/43	7/22 at 100.00	BB+	1,433,712

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$800	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies Project, Series 2016A, 5.000%, 7/01/41	7/25 at 100.00	BBB-	$880,928
500	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A, 6.750%, 7/01/44, 144A	7/24 at 100.00	BB+	568,290
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015:
315	5.000%, 7/01/35, 144A	7/25 at 100.00	BB+	338,694
300	5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	317,583
650	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A, 5.000%, 7/01/41, 144A	7/26 at 100.00	BB+	707,291
610	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Northwest Christian School Project, Series 2020A, 5.000%, 9/01/45, 144A	9/30 at 100.00	Ba2	645,661
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc Projects, Series 2015:
260	3.250%, 7/01/25	No Opt. Call	BBB-	270,384
400	5.000%, 7/01/35	7/25 at 100.00	BBB-	443,128
500	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Vista College Preparatory Project, Series 2018A, 4.125%, 7/01/38	7/28 at 100.00	AA-	566,570
1,995	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Eastern Kentucky University Project, Series 2016, 5.000%, 10/01/36	10/26 at 100.00	A3	2,285,831
3,675	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 (UB) (4)	6/22 at 100.00	A	3,837,508
500	Pima County Community College District, Arizona, Revenue Bonds, Series 2019, 5.000%, 7/01/36	7/28 at 100.00	Aa3	632,285
200	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014, 7.250%, 5/01/44	5/24 at 100.00	N/R	219,136
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Champion Schools Project, Series 2017:
120	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	111,901
680	6.125%, 6/15/47, 144A	6/26 at 100.00	N/R	617,753
200	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%, 7/01/36	7/26 at 100.00	BB-	210,534
35	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	36,756
115	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A	2/28 at 100.00	N/R	128,523
745	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012, 7.500%, 1/01/42	1/22 at 100.00	B-	745,693
500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A, 5.000%, 12/15/34, 144A	6/25 at 100.00	BB	535,750
730	Pinal County Community College District, Arizona, Revenue Bonds, Central Arizona College, Series 2017, 5.000%, 7/01/35 – BAM Insured	7/26 at 100.00	AA	890,447

NAZ	Nuveen Arizona Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$780	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona University Project, Series 2014, 5.000%, 6/01/39 – BAM Insured	6/24 at 100.00	AA	$887,039
54,645	Total Education and Civic Organizations			61,775,367
	Health Care – 22.3% (14.5% of Total Investments)
1,200	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2014A, 5.000%, 1/01/44	1/24 at 100.00	AA-	1,347,708
5,100	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A, 5.000%, 2/01/42	2/22 at 100.00	A1	5,306,550
	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Refunding Series 2014A:
3,005	5.000%, 12/01/39	12/24 at 100.00	A2	3,438,231
2,860	5.000%, 12/01/42	12/24 at 100.00	A2	3,258,198
	Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds, Children's National Prince County Regional Medical Center, Series 2020A:
430	4.000%, 9/01/40	9/30 at 100.00	A1	493,305
100	3.000%, 9/01/50	9/30 at 100.00	A1	102,472
	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2020A:
595	5.000%, 2/01/40	2/30 at 100.00	A1	749,789
1,950	4.000%, 2/01/50	2/30 at 100.00	A1	2,213,991
1,250	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/37	9/28 at 100.00	A2	1,531,162
	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A:
1,250	5.000%, 1/01/32	1/27 at 100.00	AA-	1,545,787
1,000	5.000%, 1/01/35	1/27 at 100.00	AA-	1,224,750
2,000	5.000%, 1/01/38	1/27 at 100.00	AA-	2,424,780
	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017A:
2,700	4.000%, 1/01/41	1/28 at 100.00	AA-	3,101,463
2,000	5.000%, 1/01/41	1/28 at 100.00	AA-	2,431,460
1,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019A, 4.000%, 1/01/44	7/29 at 100.00	AA-	1,166,680
1,500	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Demand Series 2019F, 4.000%, 1/01/45	7/30 at 100.00	AA-	1,768,215
1,120	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2006C Re-offering, 5.000%, 9/01/35 – AGM Insured	12/20 at 100.00	AA	1,124,010
1,025	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Refunding Series 2016, 5.000%, 8/01/36	8/26 at 100.00	A+	1,199,363
1,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A, 5.250%, 8/01/33	8/23 at 100.00	A+	1,100,100
1,450	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2019, 4.000%, 8/01/43	8/29 at 100.00	A+	1,651,854

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2014A:
$1,000	5.000%, 8/01/22	No Opt. Call	A	$1,071,690
1,000	5.250%, 8/01/32	8/24 at 100.00	A	1,135,390
34,535	Total Health Care			39,386,948
	Housing/Multifamily – 0.8% (0.5% of Total Investments)
1,250	Arizona Industrial Development Authority, Student Housing Revenue Bonds, Provident Group - NCCU Properties LLC- North Carolina Central University, Series 2019A, 4.000%, 6/01/44 – BAM Insured	6/29 at 100.00	AA	1,382,350
	Long-Term Care – 2.3% (1.5% of Total Investments)
285	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38	7/25 at 101.00	N/R	274,957
1,870	Phoenix Industrial Development Authority, Arizona, Multi-Family Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016, 5.400%, 10/01/36	10/25 at 101.00	N/R	1,893,150
780	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A, 6.000%, 12/01/32	12/21 at 100.00	N/R	798,174
1,080	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A, 6.125%, 10/01/47, 144A	10/27 at 100.00	N/R	1,121,645
4,015	Total Long-Term Care			4,087,926
	Tax Obligation/General – 16.8% (10.9% of Total Investments)
575	Buckeye Union High School District 201, Maricopa County, Arizona, General Obligation Bonds, School Improvement Project, Refunding Series 2017, 5.000%, 7/01/35 – BAM Insured	7/27 at 100.00	AA	705,749
2,140	El Mirage, Arizona, General Obligation Bonds, Series 2012, 5.000%, 7/01/42 – AGM Insured	7/22 at 100.00	AA	2,276,832
1,000	Maricopa County Elementary School District 83 Cartwright, Arizona, General Obligation Bonds, School Improvement, Project 2010, Series 2011A, 5.375%, 7/01/30 – AGM Insured	7/21 at 100.00	AA	1,028,340
2,315	Maricopa County School District 214 Tolleson Union High, Arizona, General Obligation Bonds, School Improvement Project 1990, Series 1990A, 5.000%, 7/01/38	7/28 at 100.00	Aa1	2,931,855
630	Maricopa County School District 214 Tolleson Union High, Arizona, General Obligation Bonds, School Improvement Project 2017, Series 2018A, 5.000%, 7/01/37	7/27 at 100.00	Aa1	780,520
775	Maricopa County School District 79 Litchfield Elementary, Arizona, General Obligation Bonds, Series 2011, 5.000%, 7/01/23	7/21 at 100.00	Aa2	796,111
1,500	Maricopa County Special Health Care District, Arizona, General Obligation Bonds, Series 2018C, 5.000%, 7/01/36	7/28 at 100.00	Aa3	1,846,965
750	Maricopa County Unified School District 69 Paradise Valley, Arizona, General Obligation Bonds, School Improvement Series 2020, 4.000%, 7/01/38	7/29 at 100.00	AAA	912,022
1,350	Maricopa County Unified School District 95 Queen Creek, Arizona, General Obligation Bonds, School Improvement Series 2018, 5.000%, 7/01/36	7/25 at 102.00	Aa2	1,608,835
1,275	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement & Project of 2011 Series 2017E, 5.000%, 7/01/33	7/27 at 100.00	AAA	1,589,542

NAZ	Nuveen Arizona Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Mohave County Union High School District 2 Colorado River, Arizona, General Obligation Bonds, School Improvement Series 2017:
$1,000	5.000%, 7/01/34	7/27 at 100.00	Aa3	$1,237,040
1,000	5.000%, 7/01/36	7/27 at 100.00	Aa3	1,227,620
690	Northwest Fire District of Pima County, Arizona, General Obligation Bonds, Series 2017, 5.000%, 7/01/36	7/27 at 100.00	AA-	854,406
1,370	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds, Series 2011A, 6.000%, 7/01/30 – AGM Insured	7/21 at 100.00	AA	1,413,785
2,895	Pima County Unified School District 12 Sunnyside, Arizona, General Obligation Bonds, School Improvement Project 2011, Series 2014D, 5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	3,322,447
1,750	Pima County Unified School District 6 Marana, Arizona, General Obligation Bonds, School Improvement Project 2010 Series 2011A, 5.000%, 7/01/25	7/21 at 100.00	A	1,796,725
1,500	Pima County Unified School District 6 Marana, Arizona, General Obligation Bonds, School Improvement Project of 2014, Series 2017C, 5.000%, 7/01/36 – BAM Insured	7/27 at 100.00	AA	1,852,065
	Pinal County School District 4 Casa Grande Elementary, Arizona, General Obligation Bonds, School improvement Project 2016, Series 2017A:
620	5.000%, 7/01/34 – BAM Insured	7/27 at 100.00	AA	764,758
1,000	5.000%, 7/01/35 – BAM Insured	7/27 at 100.00	AA	1,230,920
	Western Maricopa Education Center District 402, Maricopa County, Arizona, General Obligation Bonds, School Improvement Project 2012, Series2014B:
715	4.500%, 7/01/33	7/24 at 100.00	AA-	794,973
665	4.500%, 7/01/34	7/24 at 100.00	AA-	738,762
25,515	Total Tax Obligation/General			29,710,272
	Tax Obligation/Limited – 38.5% (25.1% of Total Investments)
100	Arizona Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Linder Village Project in Meridian, Ada County, Idaho, Series 2020, 5.000%, 6/01/31, 144A	No Opt. Call	N/R	100,446
2,310	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A, 5.000%, 7/01/36	7/22 at 100.00	A1	2,407,852
1,250	Arizona State Transportation Board, Highway Revenue Bonds, Refunding Series 2016, 5.000%, 7/01/35	7/26 at 100.00	AA+	1,521,700
275	Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016, 4.000%, 7/01/36	7/26 at 100.00	AA	311,344
1,000	Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%, 7/01/37	7/25 at 100.00	AA	1,189,440
1,215	Cadence Community Facilities District, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 3, Series 2020, 4.000%, 7/01/45	7/30 at 100.00	N/R	1,274,158
130	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (5)	7/27 at 100.00	N/R	100,100
1,210	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A	7/25 at 100.00	N/R	1,307,199
1,810	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2017, 5.000%, 7/15/42 – AGM Insured	7/27 at 100.00	AA	2,170,878

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,445	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2018, 4.375%, 7/15/43 – BAM Insured	7/27 at 100.00	AA	$2,832,386
484	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 1, Series 2013, 5.250%, 7/01/38	7/23 at 100.00	N/R	492,731
697	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 1, Series 2019, 5.200%, 7/01/43	7/27 at 100.00	N/R	725,361
1,035	Eastmark Community Facilities District 2, Mesa, Arizona, General Obligation Bonds, Series 2020, 3.500%, 7/15/44	7/30 at 100.00	N/R	1,038,519
655	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Refunding Series 2017, 5.000%, 7/15/32 – AGM Insured	7/27 at 100.00	AA	794,856
	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2012:
345	5.000%, 7/15/27 – BAM Insured	7/22 at 100.00	AA	370,313
1,085	5.000%, 7/15/31	7/22 at 100.00	AA	1,158,010
500	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2016, 4.000%, 7/15/36 – BAM Insured	7/26 at 100.00	AA	561,875
1,000	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2017, 5.000%, 7/15/37 – BAM Insured	7/27 at 100.00	AA	1,225,900
590	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2018, 5.000%, 7/15/38 – BAM Insured	7/27 at 100.00	AA	721,771
1,000	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2020, 4.000%, 7/15/40 – BAM Insured	7/30 at 100.00	AA	1,181,870
381	Festival Ranch Community Facilities District, Buckeye, Arizona, Special Assessment Revenue Bonds, Assessment District 11, Series 2017, 5.200%, 7/01/37	7/27 at 100.00	N/R	388,635
600	Goodyear Community Facilities Utilities District 1, Arizona, General Obligation Bonds, Refunding Series 2016, 4.000%, 7/15/32	7/26 at 100.00	A1	682,668
1,170	Goodyear, Arizona, Community Facilities General District 1, Arizona, General Obligation Refunding Bonds, Series 2013, 5.000%, 7/15/23	No Opt. Call	A-	1,243,499
1,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/39	11/25 at 100.00	BB	1,679,820
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
510	5.000%, 1/01/31	1/22 at 100.00	BB	526,590
200	5.125%, 1/01/42	1/22 at 100.00	BB	206,356
1,500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	BB	1,544,520
1,250	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/46	12/26 at 100.00	BB	1,412,187
1,425	Marana, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/33	7/23 at 100.00	AA	1,585,526
200	Merrill Ranch Community Facilities District 2, Florence, Arizona, General Obligation Bonds, Series 2016, 5.000%, 7/15/31	7/26 at 100.00	BBB	234,656
385	Merrill Ranch Community Facilities District 2, Florence, Arizona, General Obligation Bonds, Series 2017, 5.000%, 7/15/42 – BAM Insured	7/27 at 100.00	AA	458,319
300	Page, Arizona, Pledged Revenue Bonds, Refunding Series 2011, 5.000%, 7/01/26	7/21 at 100.00	AA-	307,977

NAZ	Nuveen Arizona Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$400	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.350%, 7/15/31	12/20 at 100.00	N/R	$331,068
2,500	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, JMF-Higley 2012 LLC Project, Series 2012, 5.000%, 12/01/36	12/22 at 100.00	A	2,699,850
580	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project, Series 2012, 5.000%, 7/01/38 (AMT)	7/22 at 100.00	AA+	615,763
1,000	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/33	8/24 at 100.00	AA	1,144,770
1,600	Pinal County, Arizona, Pledged Revenue Obligations, Series 2019, 4.000%, 8/01/39	8/28 at 100.00	AA	1,872,176
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
1,550	4.550%, 7/01/40	7/28 at 100.00	N/R	1,679,626
2,040	5.000%, 7/01/58	7/28 at 100.00	N/R	2,250,059
	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Refunding Series 2016:
540	4.000%, 8/01/34	8/26 at 100.00	AA	616,513
545	4.000%, 8/01/36	8/26 at 100.00	AA	619,518
1,740	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Series 2018A, 5.000%, 8/01/42	8/28 at 100.00	AA	2,180,237
2,400	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Series 2020, 4.000%, 8/01/50	8/30 at 100.00	AA	2,836,512
	San Luis, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series2014A:
1,400	5.000%, 7/01/34 – BAM Insured	7/24 at 100.00	AA	1,571,332
2,100	5.000%, 7/01/38 – BAM Insured	7/24 at 100.00	AA	2,340,639
3,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series 2006, 5.000%, 7/01/24	No Opt. Call	AAA	3,514,920
1,320	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/36	7/27 at 100.00	AAA	1,643,954
1,650	Sundance Community Facilities District, City of Buckeye, Arizona, General Obligation Bonds, Refunding Series 2018, 5.000%, 7/15/39 – BAM Insured	7/28 at 100.00	AA	2,068,572
2,505	Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/37	7/22 at 100.00	AAA	2,678,697
150	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 4.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	155,919
750	Vistancia West Community Facilities District, Peoria, Arizona, General Obligation Bonds, Series 2016, 3.250%, 7/15/25, 144A	7/21 at 100.00	N/R	756,278
4,240	Yavapai County Jail District, Arizona, Pleged Revenue Obligation Bonds, Series 2020, 4.000%, 7/01/40 – BAM Insured	7/29 at 100.00	AA	4,866,333
60,567	Total Tax Obligation/Limited			68,200,198
	Transportation – 8.2% (5.3% of Total Investments)
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A:
910	5.000%, 7/01/40	7/25 at 100.00	A1	1,042,578
2,185	5.000%, 7/01/45	7/25 at 100.00	A1	2,487,819

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Senior Lien Series 2013:
$1,785	5.000%, 7/01/30 (AMT)	7/23 at 100.00	Aa3	$1,958,538
2,215	5.000%, 7/01/32 (AMT)	7/23 at 100.00	Aa3	2,420,862
2,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/47 (AMT)	7/27 at 100.00	Aa3	2,348,600
1,500	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2018, 5.000%, 7/01/43 (AMT)	7/28 at 100.00	Aa3	1,801,965
	Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue Bonds, Series 2019A:
975	5.000%, 7/01/33	7/29 at 100.00	A3	1,157,208
1,045	5.000%, 7/01/35	7/29 at 100.00	A3	1,232,348
12,615	Total Transportation			14,449,918
	U.S. Guaranteed – 4.5% (3.0% of Total Investments) (6)
1,980	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	AA	2,128,916
545	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.250%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	A-	614,144
720	Northern Arizona University, System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/40 (Pre-refunded 6/01/24)	6/24 at 100.00	N/R	836,820
585	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.300%, 7/01/42 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	604,820
1,495	Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	1,606,198
1,335	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	1,379,896
825	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2011, 7.875%, 3/01/42 (Pre-refunded 3/01/21)	3/21 at 100.00	BB+	840,576
7,485	Total U.S. Guaranteed			8,011,370
	Utilities – 25.1% (16.4% of Total Investments)
1,495	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	1,548,327
655	Central Arizona Water Conservation District, Arizona, Water Delivery O&M Revenue Bonds, Series 2016, 5.000%, 1/01/36	1/26 at 100.00	AA+	789,537
785	Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding Subordinate Lien Series 2016, 5.000%, 7/01/45 – AGM Insured	7/26 at 100.00	AA	929,377
1,500	Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate Lien Series 2020, 4.000%, 7/01/45 – AGM Insured	7/29 at 100.00	AA	1,782,180
665	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/36	7/27 at 100.00	A-	785,598
1,100	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39	10/24 at 100.00	AA	1,242,175

NAZ	Nuveen Arizona Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$1,125	Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 7/01/36 – AGM Insured	7/25 at 100.00	AA	$1,326,994
8,750	Mesa, Arizona, Utility System Revenue Bonds, Series 2018, 5.000%, 7/01/42 (UB) (4)	7/28 at 100.00	Aa2	10,957,537
1,135	Phoenix Civic Improvement Corporation, Arizona, Wastewater System Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 7/01/29	7/24 at 100.00	AA+	1,319,630
2,000	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2014A, 5.000%, 7/01/39	7/24 at 100.00	AAA	2,283,100
1,040	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Refunding Junior Lien Series 2001, 5.500%, 7/01/22 – FGIC Insured	No Opt. Call	AAA	1,127,110
695	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2016, 5.000%, 7/01/35	7/26 at 100.00	A+	845,641
1,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/36	6/25 at 100.00	AA+	1,779,945
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
4,500	5.500%, 12/01/29	No Opt. Call	A3	5,990,940
5,665	5.000%, 12/01/37	No Opt. Call	A3	8,016,372
	Surprise, Arizona, Utility System Revenue Bonds, Refunding Senior Lien Series 2018:
500	5.000%, 7/01/35	7/28 at 100.00	AA+	640,025
805	5.000%, 7/01/36	7/28 at 100.00	AA+	1,027,309
2,180	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc Refunding, Series 2007A, 6.375%, 12/01/37 (AMT)	1/21 at 100.00	N/R	2,074,597
36,095	Total Utilities			44,466,394
$236,722	Total Long-Term Investments (cost $249,449,927)			271,470,743
	Floating Rate Obligations – (5.5)%			(9,755,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (49.8)% (7)			(88,230,442)
	Other Assets Less Liabilities – 1.9%			3,519,886
	Net Asset Applicable to Common Shares – 100%			$177,005,187

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$271,470,743	$ —	$271,470,743

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 32.5%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.